New Accounting Standards Not Yet in Effect - Summary of Accounting Standards (Detail)	12 Months Ended
Dec. 31, 2020
IFRS 17– Insurance Contracts 1
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2021
Amendments to IFRS 10 and IAS 28 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2020
Amendments IFRS 3 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2022
Amendments IAS 1 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2020
Amendments IAS 16 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2021
Amendments IAS 37 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2021
Annual Improvements to IFRS Standards 2018–2020 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2020